UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06325

Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/17

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Midcap Index Fund, Inc.

SEMIANNUAL REPORT April 30, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Midcap Index Fund, Inc.	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Midcap Index Fund, Inc., covering the six-month period from November 1, 2016 through April 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but higher-quality bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After giving back a portion of their previous gains due to uncertainty in advance of U.S. elections, equity markets rallied to a series of new highs in the wake of the election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. Generally strong economic data and corporate earnings continued to support stock prices over the first four months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell in response to two short-term interest-rate hikes and rising longer-term rates, while lower-rated corporate-backed bonds continued to advance in anticipation of a more business-friendly market environment.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
May 15, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from November 1, 2016 through April 30, 2017, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2017, Dreyfus Midcap Index Fund’s Class I shares produced a total return of 15.50%, and its Investor shares returned 15.37%.1 In comparison, the S&P MidCap 400® Index (the “Index”), the fund’s benchmark, produced a total return of 15.68% for the same period.2,3

Mid-cap stocks gained ground amid better-than-expected corporate earnings reports, improving domestic growth prospects, and positive investor sentiment in the wake of the U.S. presidential election. The difference in returns between the fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

As of August 31, 2016, existing fund shares were renamed Investor shares and Class I shares were added as a new share class of the fund.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index by generally investing in stocks included in the Index and in futures whose performance is tied to the Index. The fund generally invests in all 400 stocks in the Index in proportion to their weighting in the Index.

The Index is an unmanaged index of 400 common stocks of medium-sized companies. S&P weights each company’s stock in the Index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors).

Post-Election Optimism Drove Markets Higher

While political and economic uncertainties caused U.S. equity markets to move lower in the days leading up to the 2016 presidential election, the election’s widely unexpected outcome quickly reenergized investor sentiment. Stocks rose sharply in anticipation of lower corporate taxes, reduced regulatory constraints on businesses, and increased infrastructure spending. As a result, the Index climbed sharply in November and December.

Stocks continued to gain value in early 2017, with better-than-expected corporate earnings, robust labor markets, increased bank lending activity, and encouraging global economic data driving several broad market indices, including the Index, to a series of new highs through early March. While disappointing macroeconomic data and concerns about the new administration’s ability to implement its business-friendly policies slowed the pace of the market’s advance later in March and in April, the Index ended the reporting period with solid double-digit gains.

Technology and Financial Stocks Led the Market’s Advance

Mid-cap stocks generally produced higher returns than their large-cap counterparts over the reporting period, in part due to government policy proposals that are expected to benefit domestically-oriented companies more than larger companies with significant exposure to

DISCUSSION OF FUND PERFORMANCE (continued)

international markets. Results were particularly strong in the financials sector, where banks led the rally in anticipation of reduced regulatory costs, higher lending volumes, and lower corporate taxes. Midsized capital markets companies and brokerage firms benefited from rising financial markets and higher assets under management, while insurers proved able to increase premiums.

In the information technology sector, early fears regarding the potential impact of trade policy proposals eased. In addition, many technology companies reported better-than-expected quarterly earnings, and electronic equipment producers and semiconductor manufacturers participated in positive trends in card reading technology, smartphones, and other innovations. The industrials sector also produced above-average results, largely on the strength of aerospace-and-defense companies expected to benefit from increased military spending and reduced restrictions on overseas weapons sales. Machinery stocks also fared well in anticipation of greater infrastructure spending and economic growth.

Only two segments of the Index produced negative absolute returns during the reporting period. The energy sector lost a degree of value when oil and gas prices moved mildly higher in early 2017, hurting drilling contractors. Other energy-related companies struggled due to unusually high oil and gas inventories during a mild winter season. In the telecommunication services sector, which comprises a relatively small part of the overall Index, results were constrained by intensifying competitive pressures from larger telecommunications companies.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. and global economic recoveries appear to have gained momentum, and corporate earnings have continued to come in higher than many analysts expected. However, the market’s currently constructive conditions could be undermined by geopolitical instability and uncertainty surrounding the new presidential administration’s ability to enact its policy proposals into law. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

May 15, 2017

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

1  Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2  Source: Lipper Inc. — The S&P MidCap 400® Index provides investors with a benchmark for midsized companies. The index measures the performance of midsized companies, reflecting the distinctive risk and return characteristics of this market segment. Investors cannot invest directly in any index.

3  “Standard & Poor’s®,” “S&P®,” and “S&P MidCap 400®” are registered trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund. The fund is not sponsored, endorsed, managed, advised, sold, or promoted by Standard & Poor’s and its affiliates and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Midcap Index Fund, Inc. from November 1, 2016 to April 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2017

	Investor Shares	Class I
Expenses paid per $1,000†	$2.67	$1.34
Ending value (after expenses)	$1,153.70	$1,155.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30,2017

	Investor Shares	Class I
Expenses paid per $1,000†	$2.51	$1.25
Ending value (after expenses)	$1,022.32	$1,023.55

† Expenses are equal to the fund’s annualized expense ratio of .50% for Investor shares and .25% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2017 (Unaudited)

Common Stocks - 98.7%	Shares		Value ($)
Automobiles & Components - .9%
Cooper Tire & Rubber Co.	118,300		4,530,890
Dana	326,736		6,345,213
Gentex	653,674		13,498,368
Thor Industries	107,563		10,345,409
			34,719,880
Banks - 8.2%
Associated Banc-Corp	346,374		8,624,713
BancorpSouth	193,601	[a]	5,895,150
Bank of Hawaii	95,598		7,789,325
Bank of the Ozarks	206,334		9,794,675
Cathay General Bancorp	167,824		6,385,703
Chemical Financial	159,357		7,561,490
Commerce Bancshares	199,024		10,936,369
Cullen/Frost Bankers	129,187		12,193,961
East West Bancorp	325,884		17,685,725
F.N.B.	730,018		10,395,456
First Horizon National	532,527		9,771,870
Fulton Financial	390,639		7,207,290
Hancock Holding	192,178		8,974,713
International Bancshares	131,995		4,936,613
MB Financial	161,375		6,860,051
New York Community Bancorp	1,104,360		14,676,944
PacWest Bancorp	272,637		13,465,541
PrivateBancorp	181,121		10,463,360
Prosperity Bancshares	158,254		10,634,669
Signature Bank	121,331	[b]	16,798,277
SVB Financial Group	118,182	[b]	20,792,941
Synovus Financial	278,485		11,640,673
TCF Financial	385,870		6,370,714
Texas Capital Bancshares	112,883	[b]	8,590,396
Trustmark	155,244		5,157,206
UMB Financial	98,349		7,129,319
Umpqua Holdings	502,566		8,880,341
United Bankshares	218,151		8,704,225
Valley National Bancorp	602,760	[a]	7,088,458
Washington Federal	200,195		6,746,571
Webster Financial	209,648		10,652,215

Common Stocks - 98.7% (continued)	Shares		Value ($)
Banks - 8.2% (continued)
Wintrust Financial	117,495		8,325,696
			311,130,650
Capital Goods - 10.6%
A.O. Smith	332,898		17,936,544
AECOM	353,551	[b]	12,094,980
AGCO	152,136		9,735,183
Carlisle Companies	145,974		14,800,304
Crane	112,808		9,014,487
Curtiss-Wright	100,838		9,424,319
Donaldson	300,410		13,902,975
Dycom Industries	71,798	[b]	7,586,177
EMCOR Group	134,424		8,837,034
EnerSys	97,973		8,142,536
Esterline Technologies	66,601	[b]	6,090,661
GATX	90,134		5,399,027
Graco	126,706		13,665,242
Granite Construction	90,109		4,749,645
Hubbell	116,612		13,192,316
Huntington Ingalls Industries	104,006		20,893,765
IDEX	172,373		18,057,795
ITT	201,267		8,479,379
KBR	320,760		4,506,678
Kennametal	179,842		7,477,830
KLX	117,246	[b]	5,545,736
Lennox International	87,975		14,550,185
Lincoln Electric Holdings	139,723		12,439,539
MSC Industrial Direct, Cl. A	102,212		9,151,040
Nordson	121,702		15,237,090
NOW	240,963	[b]	4,098,781
Orbital ATK	131,452		13,013,748
Oshkosh	169,842		11,785,336
Regal Beloit	100,462		7,921,429
Rockwell Collins	1		96
Teledyne Technologies	79,724	[b]	10,749,187
Terex	241,685		8,454,141
Timken	158,524		7,648,783
Toro	245,291		15,924,292
Trinity Industries	344,649		9,271,058
Valmont Industries	50,693		7,723,079

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Capital Goods - 10.6% (continued)
Wabtec	194,911		16,351,084
Watsco	69,192		9,603,850
Woodward	126,113		8,534,067
			401,989,398
Commercial & Professional Services - 2.6%
CDK Global	333,393		21,673,879
Clean Harbors	117,080	[b]	6,803,519
Copart	462,279	[b]	14,284,421
Deluxe	109,395		7,866,594
FTI Consulting	95,489	[b]	3,302,965
Herman Miller	135,889		4,497,926
HNI	98,826		4,621,104
ManpowerGroup	152,926		15,442,467
MSA Safety	70,117		5,458,608
Pitney Bowes	417,017		5,542,156
Rollins	215,238		8,357,692
			97,851,331
Consumer Durables & Apparel - 2.9%
Brunswick	202,525		11,493,294
CalAtlantic Group	162,598	[a]	5,889,300
Carter's	110,006		10,124,952
Deckers Outdoor	71,443	[a,b]	4,257,288
Helen of Troy	62,017	[b]	5,829,598
Kate Spade & Company	290,946	[b]	5,062,460
KB Home	186,785		3,847,771
NVR	7,907	[b]	16,693,654
Polaris Industries	133,823		11,409,749
Skechers USA, Cl. A	300,937	[b]	7,598,659
Tempur Sealy International	107,360	[b]	5,040,552
Toll Brothers	335,177		12,063,020
TRI Pointe Group	356,463	[b]	4,437,964
Tupperware Brands	114,545		8,225,476
			111,973,737
Consumer Services - 3.6%
Brinker International	112,308		4,962,891
Buffalo Wild Wings	41,043	[b]	6,466,325
Cheesecake Factory	99,495		6,383,599
Churchill Downs	27,895		4,652,886
Cracker Barrel Old Country Store	54,835		8,784,019

Common Stocks - 98.7% (continued)	Shares		Value ($)
Consumer Services - 3.6% (continued)
DeVry Education Group	128,270		4,855,020
Domino's Pizza	108,578		19,694,963
Dunkin' Brands Group	209,351		11,694,347
Graham Holdings, Cl. B	10,566		6,357,562
International Speedway, Cl. A	57,499		2,133,213
Jack in the Box	72,470		7,389,766
Panera Bread, Cl. A	48,622	[b]	15,203,127
Papa John's International	60,150		4,755,459
Service Corporation International	427,645		13,778,722
Sotheby's	103,336	[b]	4,893,993
Texas Roadhouse	145,063		6,800,553
Wendy's	445,493	[a]	6,566,567
			135,373,012
Diversified Financials - 3.3%
Dun & Bradstreet	82,853		9,081,517
Eaton Vance	261,331		11,218,940
FactSet Research Systems	89,154		14,555,282
Federated Investors, Cl. B	206,807		5,546,564
Janus Capital Group	327,031		4,467,243
Legg Mason	199,780		7,467,776
MarketAxess Holdings	85,064		16,376,521
MSCI	205,323		20,598,003
SEI Investments	302,309		15,330,089
SLM	976,893	[b]	12,250,238
Stifel Financial	152,768	[b]	7,465,772
			124,357,945
Energy - 3.4%
CONSOL Energy	400,678	[b]	6,082,292
Diamond Offshore Drilling	145,242	[b]	2,094,390
Dril-Quip	84,754	[b]	4,369,069
Energen	220,936	[b]	11,486,463
Ensco, Cl. A	679,650		5,362,438
Gulfport Energy	355,604	[b]	5,646,992
HollyFrontier	403,904		11,365,859
Nabors Industries	650,591		6,727,111
Noble	548,044		2,630,611
Oceaneering International	222,066		5,860,322
Oil States International	116,985	[b]	3,480,304
Patterson-UTI Energy	379,084		8,205,273

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Energy - 3.4% (continued)
PBF Energy, Cl. A	212,859		4,751,013
QEP Resources	537,540	[b]	6,348,347
Rowan Cos., Cl. A	280,526	[b]	3,947,001
SM Energy	219,410		4,956,472
Southwestern Energy	1,135,002	[b]	8,523,865
Superior Energy Services	342,546	[b]	4,137,956
Western Refining	177,508		6,122,251
World Fuel Services	159,072		5,858,622
WPX Energy	896,656	[b]	10,697,106
			128,653,757
Food & Staples Retailing - .6%
Casey's General Stores	88,699		9,940,497
Sprouts Farmers Market	301,975	[b]	6,737,062
United Natural Foods	114,224	[b]	4,743,723
			21,421,282
Food, Beverage & Tobacco - 2.5%
Boston Beer, Cl. A	20,817	[b]	3,004,934
Dean Foods	201,985		3,987,184
Flowers Foods	412,266		8,084,536
Hain Celestial Group	232,667	[b]	8,606,352
Ingredion	163,099		20,194,918
Lamb Weston Holdings	313,840		13,102,820
Lancaster Colony	43,959		5,534,438
Post Holdings	146,263	[b]	12,313,882
Snyder's-Lance	192,308		6,780,780
Tootsie Roll Industries	39,636	[a]	1,480,405
TreeHouse Foods	129,321	[a,b]	11,328,520
			94,418,769
Health Care Equipment & Services - 6.2%
ABIOMED	91,621	[b]	11,940,049
Acadia Healthcare	171,673	[b]	7,481,509
Align Technology	170,518	[b]	22,955,133
Allscripts Healthcare Solutions	412,363	[b]	4,935,985
Globus Medical, Cl. A	162,830	[b]	4,938,634
Halyard Health	104,535	[b]	4,129,133
HealthSouth	202,228		9,484,493
Hill-Rom Holdings	134,663		10,185,909
LifePoint Health	90,128	[b]	5,601,455
LivaNova	99,982	[b]	5,269,051

Common Stocks - 98.7% (continued)	Shares		Value ($)
Health Care Equipment & Services - 6.2% (continued)
Masimo	100,787	[b]	10,354,856
MEDNAX	212,083	[b]	12,801,330
Molina Healthcare	94,859	[b]	4,723,030
NuVasive	113,633	[b]	8,239,529
Owens & Minor	136,981		4,746,392
ResMed	320,018		21,758,024
STERIS	191,293		14,117,423
Teleflex	101,474		20,993,956
Tenet Healthcare	184,323	[b]	2,888,341
VCA	183,630	[b]	16,814,999
WellCare Health Plans	100,757	[b]	15,457,131
West Pharmaceutical Services	165,689		15,248,359
			235,064,721
Household & Personal Products - .8%
Avon Products	996,306	[b]	4,832,084
Edgewell Personal Care	130,012	[b]	9,294,558
Energizer Holdings	140,353		8,313,108
Nu Skin Enterprises, Cl. A	112,120		6,192,388
			28,632,138
Insurance - 4.9%
Alleghany	34,883	[b]	21,303,048
American Financial Group	165,245		16,079,991
Aspen Insurance Holdings	135,632		7,100,335
Brown & Brown	258,332		11,082,443
CNO Financial Group	390,756		8,233,229
Everest Re Group	92,378		23,252,466
First American Financial	250,629		10,879,805
Genworth Financial, Cl. A	1,115,560	[b]	4,506,862
Hanover Insurance Group	95,450		8,425,371
Kemper	111,870		4,402,085
Mercury General	82,492		5,072,433
Old Republic International	556,559		11,509,640
Primerica	103,526		8,675,479
Reinsurance Group of America	145,397		18,180,441
RenaissanceRe Holdings	92,180		13,105,231
W.R. Berkley	219,237		14,903,731
			186,712,590
Materials - 7.9%
Allegheny Technologies	243,038		4,459,747

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Materials - 7.9% (continued)
AptarGroup	141,952		11,398,746
Ashland Global Holdings	140,627		17,367,434
Bemis	208,771		9,380,081
Cabot	140,777		8,473,368
Carpenter Technology	104,406		4,238,884
Chemours	414,057		16,682,357
Commercial Metals	259,102		4,829,661
Compass Minerals International	75,805		5,003,130
Domtar	143,370		5,684,620
Eagle Materials	109,568		10,515,241
Greif, Cl. A	57,925		3,395,564
Louisiana-Pacific	329,184	[b]	8,473,196
Minerals Technologies	78,385		6,168,899
NewMarket	20,933		9,853,163
Olin	376,535		12,098,070
Owens-Illinois	367,030	[b]	8,008,595
Packaging Corporation of America	212,883		21,028,583
PolyOne	189,833		7,443,352
Reliance Steel & Aluminum	164,789		12,988,669
Royal Gold	147,884		10,452,441
RPM International	301,949		15,870,439
Scotts Miracle-Gro	100,937		9,750,514
Sensient Technologies	99,744		8,159,059
Silgan Holdings	84,584		5,127,482
Sonoco Products	223,495		11,691,023
Steel Dynamics	547,678		19,793,083
United States Steel	396,526		8,850,460
Valspar	165,204		18,575,538
Worthington Industries	98,482		4,283,967
			300,045,366
Media - 1.4%
AMC Networks, Cl. A	130,847	[b]	7,808,949
Cable One	10,637		7,252,945
Cinemark Holdings	239,352		10,340,006
John Wiley & Sons, Cl. A	100,938		5,319,433
Live Nation Entertainment	299,466	[b]	9,630,827
Meredith	82,556		4,833,654
New York Times, Cl. A	280,244		4,049,526

Common Stocks - 98.7% (continued)	Shares		Value ($)
Media - 1.4% (continued)
Time	227,172		3,453,014
			52,688,354
Pharmaceuticals, Biotechnology & Life Sciences - 2.5%
Akorn	198,480	[b]	6,639,156
Bio-Rad Laboratories, Cl. A	47,079	[b]	10,275,463
Bio-Techne	83,712		8,963,881
Bioverativ	245,564		14,441,619
Catalent	279,892	[b]	8,195,238
Charles River Laboratories International	106,656	[b]	9,567,043
Endo International	448,899	[b]	5,103,982
INC Research Holdings, Cl. A	121,136	[b]	5,451,120
PAREXEL International	118,766	[b]	7,580,834
Prestige Brands Holdings	120,955	[b]	6,944,027
United Therapeutics	102,325	[b]	12,862,252
			96,024,615
Real Estate - 9.7%
Alexander & Baldwin	103,440		4,759,274
American Campus Communities	303,143	[c]	14,365,947
Camden Property Trust	197,872	[c]	16,290,802
Care Capital Properties	187,845	[c]	5,047,395
CoreCivic	268,379		9,245,657
Corporate Office Properties Trust	225,246	[c]	7,374,554
Cousins Properties	948,077	[c]	8,049,174
CyrusOne	176,504	[a,c]	9,644,179
DCT Industrial Trust	209,332		10,583,826
Douglas Emmett	330,927	[c]	12,466,020
Duke Realty	803,359	[c]	22,277,145
Education Realty Trust	164,130	[c]	6,363,320
EPR Properties	145,091	[c]	10,549,567
First Industrial Realty Trust	263,072	[c]	7,402,846
GEO Group	276,057	[c]	9,198,219
Healthcare Realty Trust	265,530	[c]	8,709,384
Highwoods Properties	231,436	[c]	11,775,464
Hospitality Properties Trust	373,918	[c]	11,901,810
Jones Lang LaSalle	103,050		11,836,323
Kilroy Realty	221,039	[c]	15,589,881
Lamar Advertising, Cl. A	187,302	[a,c]	13,498,855
LaSalle Hotel Properties	255,012	[c]	7,283,143
Liberty Property Trust	334,420	[c]	13,567,419

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Real Estate - 9.7% (continued)
Life Storage	105,301	[c]	8,254,545
Mack-Cali Realty	201,501	[c]	5,450,602
Medical Properties Trust	797,630	[c]	10,425,024
National Retail Properties	332,932	[c]	14,056,389
Omega Healthcare Investors	447,370	[c]	14,763,210
Potlatch	92,261	[c]	4,156,358
Quality Care Properties	212,327		3,683,873
Rayonier	275,904	[c]	7,786,011
Senior Housing Properties Trust	540,827	[c]	11,638,597
Tanger Factory Outlet Centers	216,662	[c]	6,757,688
Taubman Centers	137,050	[c]	8,572,477
Uniti Group	345,256		9,480,730
Urban Edge Properties	205,822	[c]	5,248,461
Washington Prime Group	422,276	[c]	3,716,029
Weingarten Realty Investors	268,644	[c]	8,803,464
			370,573,662
Retailing - 2.8%
Aaron's	142,693		5,128,386
American Eagle Outfitters	381,925		5,381,323
Big Lots	101,423		5,120,847
Cabela's	116,601	[b]	6,366,415
Chico's FAS	295,798		4,087,928
CST Brands	171,486		8,281,059
Dick's Sporting Goods	200,358		10,128,097
Dillard's, Cl. A	57,439		3,180,397
GameStop, Cl. A	228,531		5,185,368
HSN	71,603		2,642,151
J.C. Penney	699,620	[a,b]	3,763,956
Murphy USA	80,753	[b]	5,617,986
Office Depot	1,193,010		5,929,260
Pool	93,136		11,140,928
Sally Beauty Holdings	325,612	[b]	6,193,140
The Michaels Companies	237,685	[b]	5,552,322
Urban Outfitters	198,468	[b]	4,540,948
Williams-Sonoma	182,972		9,889,637
			108,130,148
Semiconductors & Semiconductor Equipment - 2.4%
Cirrus Logic	146,408	[b]	9,421,355
Cree	224,941	[b]	4,921,709

Common Stocks - 98.7% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 2.4% (continued)
Cypress Semiconductor	746,971	[a]	10,465,064
First Solar	175,318	[b]	5,180,647
Integrated Device Technology	301,965	[b]	7,244,140
Microsemi	260,786	[b]	12,241,295
Monolithic Power Systems	86,449		7,910,083
Silicon Laboratories	93,978	[b]	6,686,535
Synaptics	79,157	[a,b]	4,335,429
Teradyne	451,168		15,912,695
Versum Materials	243,768		7,805,451
			92,124,403
Software & Services - 7.5%
ACI Worldwide	268,489	[b]	5,769,829
Acxiom	177,368	[b]	5,125,935
ANSYS	193,031	[b]	21,264,295
Broadridge Financial Solutions	268,777		18,798,263
Cadence Design Systems	639,565	[b]	20,830,632
CommVault Systems	93,812	[b]	4,732,815
Convergys	212,242		4,777,567
CoreLogic	193,421	[b]	8,266,814
DST Systems	70,984		8,738,840
Fair Isaac	70,815		9,594,016
Fortinet	339,131	[b]	13,226,109
j2 Global	109,828		9,910,879
Jack Henry & Associates	176,473		17,103,763
Leidos Holdings	322,882		17,002,966
LogMeIn	118,954		13,441,802
Manhattan Associates	157,904	[b]	7,372,538
MAXIMUS	145,414		8,868,800
NeuStar, Cl. A	123,691	[b]	4,106,541
PTC	261,709	[b]	14,145,371
Sabre	461,531		10,804,441
Science Applications International	99,412		7,256,082
Take-Two Interactive Software	230,710	[b]	14,500,123
Tyler Technologies	75,827	[b]	12,404,539
Ultimate Software Group	67,096	[b]	13,598,346
WebMD Health	84,735	[b]	4,595,179
WEX	86,434	[b]	8,769,594
			285,006,079

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 6.6%
3D Systems	246,643	[a,b]	3,904,359
ARRIS International	428,425	[b]	11,134,766
Arrow Electronics	201,039	[b]	14,173,249
Avnet	293,278		11,346,926
Belden	94,603		6,593,829
Brocade Communications Systems	928,194		11,667,399
Ciena	316,578	[b]	7,252,802
Cognex	194,531		16,601,276
Coherent	55,915	[b]	12,055,274
Diebold Nixdorf	171,868		4,846,678
InterDigital	77,242		6,944,056
IPG Photonics	85,345	[b]	10,780,780
Jabil Circuit	413,346		11,995,301
Keysight Technologies	416,093	[b]	15,574,361
Knowles	198,466	[b]	3,518,802
Littelfuse	50,834		7,836,061
National Instruments	238,232		8,316,679
NCR	281,841	[b]	11,625,941
NetScout Systems	205,924	[b]	7,753,039
Plantronics	74,394		4,061,912
SYNNEX	65,471		7,099,021
Tech Data	78,599	[b]	7,517,994
Trimble	570,174	[b]	20,201,265
VeriFone Systems	256,026	[b]	4,746,722
ViaSat	118,752	[a,b]	7,603,691
Vishay Intertechnology	299,469	[a]	4,896,318
Zebra Technologies, Cl. A	120,413	[b]	11,351,334
			251,399,835
Telecommunication Services - .3%
Frontier Communications	2,635,280	[a]	4,954,326
Telephone & Data Systems	211,638		5,811,579
			10,765,905
Transportation - 1.7%
Avis Budget Group	196,202	[b]	5,984,161
Genesee & Wyoming, Cl. A	139,720	[b]	9,467,427
JetBlue Airways	761,970	[b]	16,633,805
Kirby	121,392	[b]	8,570,275
Landstar System	93,731		8,009,314
Old Dominion Freight Line	156,671		13,868,517

Common Stocks - 98.7% (continued)	Shares		Value ($)
Transportation - 1.7% (continued)
Werner Enterprises	98,984		2,702,263
			65,235,762
Utilities - 5.4%
Aqua America	403,740		13,359,757
Atmos Energy	237,687		19,257,401
Black Hills	119,739		8,144,647
Great Plains Energy	489,880		14,495,549
Hawaiian Electric Industries	246,380	[a]	8,258,658
IDACORP	114,115		9,645,000
MDU Resources Group	444,528		11,957,803
National Fuel Gas	194,358		10,763,546
New Jersey Resources	193,970		7,826,689
NorthWestern	110,536		6,607,842
OGE Energy	451,484		15,702,614
ONE Gas	117,909		8,115,676
PNM Resources	178,660		6,655,085
Southwest Gas Holdings	108,399		9,079,500
UGI	390,790		19,602,026
Vectren	187,659		11,150,698
Westar Energy	321,060		16,704,752
WGL Holdings	116,739		9,626,298
			206,953,541
Total Common Stocks (cost $2,559,611,635)			3,751,246,880
Short-Term Investments - .0%	Principal Amount ($)		Value ($)
U.S. Treasury Bills
0.75%, 6/15/17 (cost $2,302,825)	2,305,000	[d]	2,303,126
Other Investment - 1.3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $48,314,669)	48,314,669	[e]	48,314,669

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $15,015,557)	15,015,557	[e]	15,015,557
Total Investments (cost $2,625,244,686)	100.4%		3,816,880,232
Liabilities, Less Cash and Receivables	(.4%)		(15,165,999)
Net Assets	100.0%		3,801,714,233

a Security, or portion thereof, on loan. At April 30, 2017, the value of the fund’s securities on loan was $61,361,452 and the value of the collateral held by the fund was $65,227,898, consisting of cash collateral of $15,015,557 and U.S. Government & Agency securities valued at $50,212,341.

b Non-income producing security.

c Investment in real estate investment trust.

d Held by or on behalf of a counterparty for open futures contracts.

e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	10.6
Real Estate	9.7
Banks	8.2
Materials	7.9
Software & Services	7.5
Technology Hardware & Equipment	6.6
Health Care Equipment & Services	6.2
Utilities	5.4
Insurance	4.9
Consumer Services	3.6
Energy	3.4
Diversified Financials	3.3
Consumer Durables & Apparel	2.9
Retailing	2.8
Commercial & Professional Services	2.6
Pharmaceuticals, Biotechnology & Life Sciences	2.5
Food, Beverage & Tobacco	2.5
Semiconductors & Semiconductor Equipment	2.4
Short-Term/Money Market Investments	1.7
Transportation	1.7
Media	1.4
Automobiles & Components	.9
Household & Personal Products	.8
Food & Staples Retailing	.6
Telecommunication Services	.3
100.4

† Based on net assets.

See notes to financial statements.

STATEMENT OF FUTURES

April 30, 2017 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized Appreciation ($)

Futures Long
E-mini Standard & Poor's Midcap	295	51,035,000	June 2017	473,538
Gross Unrealized Appreciation				473,538

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $61,361,452)—Note 1(b):
Unaffiliated issuers	2,561,914,460	3,753,550,006
Affiliated issuers	63,330,226	63,330,226
Cash		3,450,890
Receivable for investment securities sold		3,359,975
Receivable for shares of Common Stock subscribed		2,238,145
Dividends and securities lending income receivable		1,979,765
Other assets		66,473
		3,827,975,480
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		1,330,046
Liability for securities on loan—Note 1(b)		15,015,557
Payable for investment securities purchased		6,572,306
Payable for shares of Common Stock redeemed		2,820,193
Payable for futures variation margin—Note 4		519,145
Accrued expenses		4,000
		26,261,247
Net Assets ($)		3,801,714,233
Composition of Net Assets ($):
Paid-in capital		2,488,501,870
Accumulated undistributed investment income—net		11,112,787
Accumulated net realized gain (loss) on investments		109,990,492
Accumulated net unrealized appreciation (depreciation) on investments (including $473,538 net unrealized appreciation on futures)		1,192,109,084
Net Assets ($)		3,801,714,233

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	2,878,822,149	922,892,084
Shares Outstanding	78,566,297	25,228,951
Net Asset Value Per Share ($)	36.64	36.58

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	27,947,543
Affiliated issuers	136,794
Income from securities lending—Note 1(b)	532,402
Interest	6,468
Total Income	28,623,207
Expenses:
Management fee—Note 3(a)	4,477,204
Shareholder servicing costs—Note 3(b)	3,505,788
Directors’ fees—Note 3(a,c)	148,755
Loan commitment fees—Note 2	37,644
Interest expense—Note 2	1,073
Total Expenses	8,170,464
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(148,755)
Net Expenses	8,021,709
Investment Income—Net	20,601,498
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	137,066,316
Net realized gain (loss) on futures	3,651,538
Net Realized Gain (Loss)	140,717,854
Net unrealized appreciation (depreciation) on investments	331,939,066
Net unrealized appreciation (depreciation) on futures	1,309,543
Net Unrealized Appreciation (Depreciation)	333,248,609
Net Realized and Unrealized Gain (Loss) on Investments	473,966,463
Net Increase in Net Assets Resulting from Operations	494,567,961

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016[a]
Operations ($):
Investment income—net	20,601,498	38,435,057
Net realized gain (loss) on investments	140,717,854	306,785,191
Net unrealized appreciation (depreciation) on investments	333,248,609	(171,325,259)
Net Increase (Decrease) in Net Assets Resulting from Operations	494,567,961	173,894,989
Distributions to Shareholders from ($):
Investment income—net:
Investor Shares	(26,534,814)	(36,004,235)
Class I	(10,489,747)	-
Net realized gain on investments:
Investor Shares	(235,966,420)	(329,464,990)
Class I	(72,401,716)	-
Total Distributions	(345,392,697)	(365,469,225)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	470,378,474	784,480,251
Class I	941,783,181	6,001,720
Distributions reinvested:
Investor Shares	258,429,799	317,581,364
Class I	35,405,826	-
Cost of shares redeemed:
Investor Shares	(1,200,845,251)	(1,022,196,189)
Class I	(50,293,869)	(27,973)
Increase (Decrease) in Net Assets from Capital Stock Transactions	454,858,160	85,839,173
Total Increase (Decrease) in Net Assets	604,033,424	(105,735,063)
Net Assets ($):
Beginning of Period	3,197,680,809	3,303,415,872
End of Period	3,801,714,233	3,197,680,809
Undistributed investment income—net	11,112,787	27,535,850
Capital Share Transactions (Shares):
Investor Shares[b]
Shares sold	12,991,277	23,191,078
Shares issued for distributions reinvested	7,363,563	9,652,279
Shares redeemed	(32,545,007)	(29,721,816)
Net Increase (Decrease) in Shares Outstanding	(12,190,167)	3,121,541
Class Ib
Shares sold	25,419,413	167,576
Shares issued for distributions reinvested	1,011,414	-
Shares redeemed	(1,368,676)	(776)
Net Increase (Decrease) in Shares Outstanding	25,062,151	166,800

[a] On August 31, 2016, the fund redesignated existing shares as Investor shares and commenced offering Class I shares.
[b] During the period ended April 30, 2017, 5,310 Class I shares representing $186,611 were exchanged for 5,297 Investor shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2017		Year Ended October 31,
Investor Shares	(Unaudited)	2016[a]	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	35.17	37.70	39.13	36.81	29.10	27.46
Investment Operations:
Investment income—net[b]	.20	.42	.39	.37	.35	.26
Net realized and unrealized gain (loss) on investments	5.03	1.45	.81	3.64	8.80	2.72
Total from Investment Operations	5.23	1.87	1.20	4.01	9.15	2.98
Distributions:
Dividends from investment income—net	(.38)	(.43)	(.40)	(.32)	(.34)	(.20)
Dividends from net realized gain on investments	(3.38)	(3.97)	(2.23)	(1.37)	(1.10)	(1.14)
Total Distributions	(3.76)	(4.40)	(2.63)	(1.69)	(1.44)	(1.34)
Net asset value, end of period	36.64	35.17	37.70	39.13	36.81	29.10
Total Return (%)	15.37[c]	5.79	2.98	11.21	32.84	11.51
Ratios/Supplemental Data (%)
Ratio of total expenses to average net assets	.51[d]	.51	.51	.51	.51	.51
Ratio of net expenses to average net assets	.50[d]	.50	.50	.50	.50	.50
Ratio of net investment income to average net assets	1.11[d]	1.23	1.00	.98	1.07	.92
Portfolio Turnover Rate	12.01[c]	21.68	19.45	16.22	10.41	12.76
Net Assets, end of period ($ x 1,000)	2,878,822	3,191,813	3,303,416	3,572,418	3,406,208	2,494,980

a On August 31, 2016, the fund redesignated existing shares as Investor shares.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

	Six Months Ended
	April 30, 2017	Period Ended
Class I Shares	(Unaudited)	October 31 2016[a]
Per Share Data ($):
Net asset value, beginning of period	35.18	36.39
Investment Operations:
Investment income—net[b]	.25	.02
Net realized and unrealized gain (loss) on investments	5.02	(1.23)
Total from Investment Operations	5.27	(1.21)
Distributions:
Dividends from investment income—net	(.49)	—
Dividends from net realized gain on investments	(3.38)	—
Total Distributions	(3.87)	—
Net asset value, end of period	36.58	35.18
Total Return (%)[c]	15.50	(3.33)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.26	.26
Ratio of net expenses to average net assets[d]	.25	.25
Ratio of net investment income to average net assets[d]	1.30	.70
Portfolio Turnover Rate	12.01[c]	21.68
Net Assets, end of period ($ x 1,000)	922,892	5,867

a From August 31, 2016 (commencement of initial offering) to October 31, 2016.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Midcap Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek to match the performance of the Standard & Poor’s MidCap 400® Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Domestic Common Stocks†	3,737,984,780	–	–	3,737,984,780
Equity Securities—Foreign Common Stocks†	13,262,100	–	–	13,262,100
Registered Investment Companies	63,330,226	–	–	63,330,226
U.S. Treasury	–	2,303,126	–	2,303,126
Other Financial Instruments:
Futures††	473,538	–	–	473,538

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation at period end.

At April 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2017, The Bank of New York Mellon earned $119,425 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2017 were as follows:

Affiliated Investment Company	Value 10/31/2016 ($)	Purchases ($)	Sales ($)	Value 4/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	31,678,167	390,296,069	373,659,567	48,314,669	1.3
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares	174,867,178	479,040,977	638,892,598	15,015,557.4
Total	206,545,345	869,337,046	1,012,552,165	63,330,226	1.7

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2016 was as follows: ordinary income $36,004,235 and long-term capital gains $329,464,990. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2017 was approximately $133,100 with a related weighted average annualized interest rate of 1.63%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, Dreyfus pays all of the expenses of the fund except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of the interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2017, fees reimbursed by Dreyfus amounted to $148,755.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts such as recordkeeping and sub-accounting services. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2017, the fund was charged $3,505,788 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $770,267 and Shareholder Services Plan fees $584,452, which are offset against an expense reimbursement currently in effect in the amount of $24,673.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended April 30, 2017, amounted to $543,694,003 and $423,670,583, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2017 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2017:

Average Market Value ($)
Equity futures	52,456,006

At April 30, 2017, accumulated net unrealized appreciation on investments was $1,191,635,546, consisting of $1,326,578,096 gross unrealized appreciation and $134,942,550 gross unrealized depreciation.

At April 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and dozens of other entities and individuals have been named as defendants in an adversary proceeding pending in the United States Bankruptcy Court for the Southern District of New York (Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1, et al., Adv. Pro. No. 10-04609 the “Creditor Trust Action”). In addition, two separate adversary proceedings have been brought in the same Bankruptcy Court against putative defendant classes ( Weisfeiner, as Trustee of the LB Litigation Trust v. Hofman, at al., Adv. Pro No. 10-05525, the “Litigation Trust Action ”; Weisfelner, as Trustee of the LB Creditor Trust v. Reichman, et al., Adv. Pro. No. 12-1570; the “Reichman Action” and collectively with the Creditor Trust Action and the Litigation Trust Action, the “Actions”). In the Actions, plaintiffs allege that payments made to shareholders of Lyondell Chemical Company (“Lyondell”) in connection with the acquisition of Lyondell by Basell AF S.C.A. in a cash-out merger on December 20, 2007 constitute “fraudulent transfers” under applicable law, and seek to recover from the former Lyondell shareholders the merger consideration received for their shares. The Creditor Trust and Reichman Action assert state law claims for both intentional and constructive fraudulent transfer, while the Litigation Trust Action asserts a single claim for intentional fraudulent transfer.

On November 18, 2015, the Bankruptcy Court granted defendants’ motion to dismiss the intentional fraudulent transfer claim in all three Actions, and on July 20, 2016, the Bankruptcy Court in the Creditor Trust and Reichman Actions issued a Report and Recommendation (the “R&R”) to the United States District Court for the Southern District of New York recommending dismissal of the remaining constructive fraudulent transfer

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

claim; plaintiffs in these Actions filed objections to the R&R on August 3, 2016, which remain pending.

On July 27, 2016, the District Court reversed the Bankruptcy Court’s order dismissing the intentional fraudulent transfer claim in the Litigation Trust Action.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcome of the pending litigation. Consequently, at this time, management is unable to estimate the possible loss that may result.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 9-10, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was at or above the Performance Group and Performance Universe medians for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were at the Expense Group median and above the Expense Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

For More Information

Dreyfus Midcap Index Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Investor: PESPX Class I: DMIDX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0113SA0417

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 29, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 29, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)